As filed with the Securities and Exchange Commission on January 23, 2015
Securities Act Registration No. 333-95849
Investment Company Act Registration No. 811-09805
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 42 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
POST-EFFECTIVE AMENDMENT NO. 43 (X)
Check appropriate box or boxes
Prudential Investment Portfolios 3
Exact name of registrant as specified in charter
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
(973) 367-7521
Registrant’s Telephone Number, Including Area Code
Deborah A. Docs
Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
(X) on January 30, 2015 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to the Registration Statement for Prudential Investment Portfolios 3 (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 39, which was filed pursuant to Rule 485(a)(1) on November 6, 2014. Post-Effective Amendment No. 39 was initially scheduled to become effective on January 5, 2015. It is proposed that Post-Effective Amendment No. 39 become automatically effective on January 30, 2015.
Accordingly, the contents of Post-Effective Amendment No. 39 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.